Other disclosures - Risk Management and Principal Risks - Credit risk concentrations by geography and industry (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
On-balance sheet:
Cash and balances at central banks	£ 169,085	£ 155,902	£ 125,940
Cash collateral and settlement balances	88,085	97,616
Loans and advances at amortised cost	145,259	134,267
Reverse repurchase agreements and other similar secured lending	3,177	8,981
Trading portfolio assets	146,871	127,664
Financial assets at fair value through the income statement	188,226	171,761
Derivative financial instruments	262,291	302,693
Financial assets at fair value through other comprehensive income	45,908	51,902
Other assets	994	614
Total assets	1,061,778	1,059,731	£ 876,700
Off-balance sheet:
Contingent liabilities	23,746	20,932
Total off-balance sheet	308,197	285,954
Credit risk
On-balance sheet:
Cash and balances at central banks	169,085	155,902
Cash collateral and settlement balances	88,085	97,616
Loans and advances at amortised cost	145,259	134,267
Reverse repurchase agreements and other similar secured lending	3,177	8,981
Trading portfolio assets	63,225	64,544
Financial assets at fair value through the income statement	183,428	168,019
Derivative financial instruments	262,291	302,693
Financial assets at fair value through other comprehensive income	45,907	51,901
Other assets	994	614
Total assets	961,451	984,537
Off-balance sheet:
Contingent liabilities	23,746	20,932
Loan commitments	284,451	265,022
Total off-balance sheet	308,197	285,954
Total	1,269,648	1,270,491
Credit risk | Banks
On-balance sheet:
Cash and balances at central banks	28	3
Cash collateral and settlement balances	14,605	17,961
Loans and advances at amortised cost	7,955	8,649
Reverse repurchase agreements and other similar secured lending	595	656
Trading portfolio assets	2,560	2,752
Financial assets at fair value through the income statement	26,239	22,766
Derivative financial instruments	120,607	155,986
Financial assets at fair value through other comprehensive income	9,942	13,003
Other assets	401	303
Total assets	182,932	222,079
Off-balance sheet:
Contingent liabilities	1,005	1,150
Loan commitments	1,340	1,773
Total off-balance sheet	2,345	2,923
Total	185,277	225,002
Credit risk | Other financial insti-tutions
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	61,252	66,696
Loans and advances at amortised cost	33,563	24,766
Reverse repurchase agreements and other similar secured lending	2,049	7,964
Trading portfolio assets	8,818	11,464
Financial assets at fair value through the income statement	131,232	131,929
Derivative financial instruments	117,050	116,421
Financial assets at fair value through other comprehensive income	2,972	4,258
Other assets	474	193
Total assets	357,410	363,691
Off-balance sheet:
Contingent liabilities	7,772	5,501
Loan commitments	53,212	51,900
Total off-balance sheet	60,984	57,401
Total	418,394	421,092
Credit risk | Manu- facturing
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	320	375
Loans and advances at amortised cost	5,821	7,122
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	4,881	4,104
Financial assets at fair value through the income statement	763	603
Derivative financial instruments	4,168	4,126
Financial assets at fair value through other comprehensive income	0	1
Other assets	1	5
Total assets	15,954	16,336
Off-balance sheet:
Contingent liabilities	3,080	3,187
Loan commitments	42,434	39,447
Total off-balance sheet	45,514	42,634
Total	61,468	58,970
Credit risk | Const- ruction and property
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	79	35
Loans and advances at amortised cost	13,714	12,889
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	1,048	516
Financial assets at fair value through the income statement	5,444	2,481
Derivative financial instruments	1,898	2,725
Financial assets at fair value through other comprehensive income	514	333
Other assets	0	3
Total assets	22,697	18,982
Off-balance sheet:
Contingent liabilities	1,342	1,260
Loan commitments	15,752	12,843
Total off-balance sheet	17,094	14,103
Total	39,791	33,085
Credit risk | Govern- ment and central bank
On-balance sheet:
Cash and balances at central banks	169,057	155,899
Cash collateral and settlement balances	10,684	10,828
Loans and advances at amortised cost	15,462	13,759
Reverse repurchase agreements and other similar secured lending	533	361
Trading portfolio assets	32,483	35,607
Financial assets at fair value through the income statement	13,935	5,519
Derivative financial instruments	7,233	11,649
Financial assets at fair value through other comprehensive income	31,975	33,774
Other assets	8	1
Total assets	281,370	267,397
Off-balance sheet:
Contingent liabilities	1,092	1,028
Loan commitments	1,360	1,398
Total off-balance sheet	2,452	2,426
Total	283,822	269,823
Credit risk | Energy and water
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	390	871
Loans and advances at amortised cost	4,244	4,554
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	4,043	3,052
Financial assets at fair value through the income statement	76	13
Derivative financial instruments	3,544	3,288
Financial assets at fair value through other comprehensive income	0	0
Other assets	0	10
Total assets	12,297	11,788
Off-balance sheet:
Contingent liabilities	3,284	3,223
Loan commitments	26,447	25,766
Total off-balance sheet	29,731	28,989
Total	42,028	40,777
Credit risk | Wholesale and retail distribution and leisure
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	60	30
Loans and advances at amortised cost	7,266	7,814
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	1,734	1,883
Financial assets at fair value through the income statement	181	64
Derivative financial instruments	1,172	1,235
Financial assets at fair value through other comprehensive income	0	0
Other assets	0	1
Total assets	10,413	11,027
Off-balance sheet:
Contingent liabilities	1,182	978
Loan commitments	15,811	16,626
Total off-balance sheet	16,993	17,604
Total	27,406	28,631
Credit risk | Business and other services
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	354	576
Loans and advances at amortised cost	13,881	13,528
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	4,716	2,625
Financial assets at fair value through the income statement	3,547	3,479
Derivative financial instruments	2,825	2,496
Financial assets at fair value through other comprehensive income	444	527
Other assets	105	95
Total assets	25,872	23,326
Off-balance sheet:
Contingent liabilities	3,118	2,283
Loan commitments	25,201	24,001
Total off-balance sheet	28,319	26,284
Total	54,191	49,610
Credit risk | Home loans
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	10,985	11,193
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	1,595	971
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Other assets	0	0
Total assets	12,580	12,164
Off-balance sheet:
Contingent liabilities	0	0
Loan commitments	341	134
Total off-balance sheet	341	134
Total	12,921	12,298
Credit risk | Cards, unsecured loans and other personal lending
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	26,477	23,955
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	0	0
Financial assets at fair value through the income statement	0	0
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	0	0
Other assets	0	0
Total assets	26,477	23,955
Off-balance sheet:
Contingent liabilities	73	155
Loan commitments	76,759	69,646
Total off-balance sheet	76,832	69,801
Total	103,309	93,756
Credit risk | Other
On-balance sheet:
Cash and balances at central banks	0	0
Cash collateral and settlement balances	341	244
Loans and advances at amortised cost	5,891	6,038
Reverse repurchase agreements and other similar secured lending	0	0
Trading portfolio assets	2,942	2,541
Financial assets at fair value through the income statement	416	194
Derivative financial instruments	3,794	4,767
Financial assets at fair value through other comprehensive income	60	5
Other assets	5	3
Total assets	13,449	13,792
Off-balance sheet:
Contingent liabilities	1,798	2,167
Loan commitments	25,794	21,488
Total off-balance sheet	27,592	23,655
Total	41,041	37,447
United Kingdom | Credit risk
On-balance sheet:
Cash and balances at central banks	45,470	31,235
Cash collateral and settlement balances	30,107	30,261
Loans and advances at amortised cost	62,269	61,754
Reverse repurchase agreements and other similar secured lending	9	10
Trading portfolio assets	12,852	9,787
Financial assets at fair value through the income statement	26,096	31,745
Derivative financial instruments	78,449	93,685
Financial assets at fair value through other comprehensive income	4,525	6,921
Other assets	747	392
Total assets	260,524	265,790
Off-balance sheet:
Contingent liabilities	7,926	5,200
Loan commitments	46,616	46,746
Total off-balance sheet	54,542	51,946
Total	315,066	317,736
Americas | Credit risk
On-balance sheet:
Cash and balances at central banks	38,735	36,063
Cash collateral and settlement balances	28,272	27,255
Loans and advances at amortised cost	50,718	40,403
Reverse repurchase agreements and other similar secured lending	123	152
Trading portfolio assets	29,478	31,003
Financial assets at fair value through the income statement	95,456	88,302
Derivative financial instruments	91,992	90,796
Financial assets at fair value through other comprehensive income	20,750	19,451
Other assets	224	185
Total assets	355,748	333,610
Off-balance sheet:
Contingent liabilities	10,329	10,121
Loan commitments	192,270	175,893
Total off-balance sheet	202,599	186,014
Total	558,347	519,624
Europe | Credit risk
On-balance sheet:
Cash and balances at central banks	76,846	69,962
Cash collateral and settlement balances	21,754	30,105
Loans and advances at amortised cost	23,576	23,931
Reverse repurchase agreements and other similar secured lending	351	323
Trading portfolio assets	15,062	16,861
Financial assets at fair value through the income statement	30,080	25,706
Derivative financial instruments	75,245	101,099
Financial assets at fair value through other comprehensive income	15,603	22,138
Other assets	17	37
Total assets	258,534	290,162
Off-balance sheet:
Contingent liabilities	3,957	3,809
Loan commitments	38,567	36,713
Total off-balance sheet	42,524	40,522
Total	301,058	330,684
Asia | Credit risk
On-balance sheet:
Cash and balances at central banks	7,789	17,987
Cash collateral and settlement balances	7,210	9,487
Loans and advances at amortised cost	4,775	4,859
Reverse repurchase agreements and other similar secured lending	2,508	8,285
Trading portfolio assets	4,943	5,947
Financial assets at fair value through the income statement	21,798	14,742
Derivative financial instruments	14,709	14,532
Financial assets at fair value through other comprehensive income	4,666	3,276
Other assets	6	0
Total assets	68,404	79,115
Off-balance sheet:
Contingent liabilities	1,131	1,222
Loan commitments	5,079	4,132
Total off-balance sheet	6,210	5,354
Total	74,614	84,469
Africa and Middle East | Credit risk
On-balance sheet:
Cash and balances at central banks	245	655
Cash collateral and settlement balances	742	508
Loans and advances at amortised cost	3,921	3,320
Reverse repurchase agreements and other similar secured lending	186	211
Trading portfolio assets	890	946
Financial assets at fair value through the income statement	9,998	7,524
Derivative financial instruments	1,896	2,581
Financial assets at fair value through other comprehensive income	363	115
Other assets	0	0
Total assets	18,241	15,860
Off-balance sheet:
Contingent liabilities	403	580
Loan commitments	1,919	1,538
Total off-balance sheet	2,322	2,118
Total	£ 20,563	£ 17,978